UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997

(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EquiTrust Series

Fund, Inc.

Semi-Annual Report

January 31, 2006

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed

unless preceded or accompanied

by a prospectus.

Shareholder Account Access

now available at

www.equitrust.com

737-027(06)

PRESIDENT’S LETTER

Dear Shareholder:

In general, equities recorded gains for the six months ended January 31, 2006. The S&P 500 Stock Composite Index (the “S&P 500”) returned 4.67% for the period, while the NASDAQ Composite (the “NASDAQ”) gained 6.06%. The primarily large company stock Dow Jones Industrial Average (the “Dow”) recorded a more modest gain of 3.32%. Small-cap stocks continued their strong performance through this period, as the Russell 2000 gained 8.53%.

Fixed-income investors generally experienced modest returns for the period, with numerous segments within the fixed-income markets returning less than 2%. The broad Lehman Brothers Aggregate Bond Index, for example, returned 0.84% for the six months ended January 31, 2006. Across the domestic fixed-income spectrum, rising bond yields negatively impacted bond values, partially offsetting returns from already low interest rates.

Both the equity and fixed-income markets appear fixated on the future direction of both short- and long-term interest rates. Short-term rates, which tend to receive direction from the actions of the Fed’s Federal Open Market Committee (“FOMC”), rose in the past six months as the FOMC raised the short-term Federal Funds rate at each of its meetings. The Fed has modestly toned down its hawkish rhetoric that inflation — and thus future rate increases — are imminent, but it has not yet completely ruled out near-term rate increases should inflationary pressures pick up again.

Intermediate- and long-term interest rates remain near historical lows but rose modestly during the six months ended January 31, 2006. This end of the interest rate yield curve generally takes its cues from inflation, thus reflecting just the modest rise in inflation from six months ago. A substantial rise in intermediate- and long-term rates, however, would likely be to the detriment of both fixed-income and equity investors in the short-term.

Corporate earnings continued to grow at high single- to low double-digit rates over this period. As a result, equity valuations remain above average compared to longer-term historical norms, but fair to reasonable for the past five years. That said, an excess of capital available in the capital markets suggests that returns for financial assets could be more subdued near-term, particularly relative to the double-digit equity gains commonplace in the late 1990s.

In this environment of potentially modest returns, we continue to emphasize the importance of a strategic asset allocation plan. The EquiTrust portfolios provide a means for our investors to gain exposure to the domestic equity and fixed-income markets.

Money Market: The interest rates offered by money market funds are closely related to the target rate set by the FOMC. The FOMC meets several times throughout the year to determine the target Federal Funds rate, the overnight lending rate between banks. The Federal Funds rate has been raised from 1.00% to 4.50% since June, 2004. The minutes from the January 31st meeting suggest that more rate increases may be needed. The FOMC will continue to monitor inflation expectations, energy costs, and labor market activity, as current economic data will be critical to the upcoming rate decisions. The FOMC will finish the tightening cycle when economic data suggests deterioration to a more sustainable level of growth. The Federal Funds target rate is expected to be 5.00% in summer 2006.

High Grade Bond: Treasury yields rose and the curve got flatter over the six-month reporting period ended January 31, 2006. During the period, the two-year Treasury rose by 50 basis points (.50%) to 4.52%, the ten-year Treasury rose by 24 basis points (.24%) to 4.52% and the thirty-year Treasury rose by 21 basis points (.21%) to 4.68%. In a reversal from last year, the worst performing sector of the Lehman Brothers U.S. Aggregate Index (“Aggregate Index”) for the period was the Investment Grade Corporate Index, as corporate spreads widened modestly from historically narrow levels.

During the six-month period ended January 31, 2006, the High Grade Bond Portfolio Class B shares underperformed the Aggregate Index, as reflected by the 0.71% total return produced by the Class B shares versus the 0.84% total return produced by the Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (35% of the Index), 1.28%; U.S. Treasury Securities (25% of the Index), 0.67%; and U.S. Investment Grade Corporate Securities (20% of the Index), 0.11%. The Index had an effective duration of 4.55 as of January 31, 2006. In comparison, the Portfolio had approximately 41% of its assets invested in fixed-rate mortgage backed securities, 49% in corporate securities and 11% in cash equivalents. The effective duration of the Portfolio was 4.27. The Portfolio underperformed the Index mainly because its overexposure to outperforming mortgage backed securities was not enough to offset the Portfolio’s higher exposure to underperforming corporate securities than the Index and Fund expenses.

The High Grade Bond Portfolio Class A shares, which were offered beginning December 1, 2005, had a return of 1.21% over the two-month period ended January 31, 2006. Over this same period, the Aggregate Index returned 0.96%.

Given our view that the Federal Reserve is not done raising the Federal Funds rate and the narrow level of spreads, we feel it is not an appropriate time to take on more interest rate risk than the Aggregate Index.

Strategic Yield: The Lehman Brothers U.S. High Yield Index (“High Yield Index”) produced a return of 1.46% over the six-month reporting period ended January 31, 2006 while the Lehman Brothers U.S. Investment Grade Credit Index returned 0.29%. The option-adjusted spread on the High Yield Index finished the current period at 328 basis points (3.28%), which was 18 basis points (.18%) more than at the start of the period. The High Yield Index was helped by a low level of actual defaults and the relative stability in the overall credit quality of the high yield market.

During the six-month reporting period, the Class B shares of the Strategic Yield Portfolio produced a total return of 0.00%, lagging that of the High Yield Index. Its performance was hindered by having a lower exposure to high yield issues than the High Yield Index and Fund expenses. At the end of the period the Fund had approximately 53% of its assets invested in securities rated high yield by Moody’s or S&P, 39% rated investment grade and 8% invested in cash equivalents.

The Class A shares of the Strategic Yield Portfolio, which were offered beginning December 1, 2005, had a return of 0.96% over the two-month period ended January 31, 2006. Over this same period the High Yield Index returned 2.46% while the Lehman Brothers U.S. Investment Grade Credit Index returned 0.68%.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: For the six-month period ended January 31, 2006, the Managed Portfolio’s Class B shares returned 2.51%, compared to 4.67% for the S&P 500. The Portfolio’s Class A shares returned 2.36% from their inception on December 1, 2005, through January 31, 2006, relative to a gain of 1.45% for the S&P 500 over the same period.

Relative to the S&P 500, the Portfolio’s performance was most impacted by its asset allocation. That is, the Managed Portfolio underperformed the Index primarily because it had a smaller exposure to equities and because its fixed income and cash holdings underperformed the S&P 500. We still prefer to add equities to the Portfolio when we find attractive opportunities, but the Portfolio’s fixed income and cash allocations imply we still see some value here and reflect our intent to have lower volatility than the S&P 500.

For the December 1, 2005 through January 31, 2006 period, the Portfolio’s performance primarily benefited from better returns in the information technology and materials holdings within the Portfolio’s equity exposure. The Portfolio’s fixed income and cash allocations trailed the S&P 500, partially offsetting the Portfolio’s performance advantage from its equity performance.

Equities appear uniformly valued, in general, though large- and mega-cap stocks stand out as opportunities given their descent from lofty valuations from the early 2000s. Across the equity, fixed income and cash asset classes, we remain inclined to add to the Portfolio’s equity allocation as we currently see modestly more value here than in cash or high quality fixed-income instruments.

Value Growth: The Portfolio’s Class B shares trailed the S&P 500 for the six months ended January 31, 2006, returning 2.97%, relative to 4.67% for the S&P 500. For the period from their inception on December 1, 2005 through January 31, 2006, the Class A shares returned 2.30% compared to 1.45% for the S&P 500.

Compared to the S&P 500, the performance of the Portfolio’s Class B shares was most impacted by its financials and information technology weightings. The Portfolio lagged the benchmark in these two sectors because it was underweight compared to the S&P 500 and because its financial and technology holdings underperformed the benchmark’s respective constituents. Conversely, the Portfolio outperformed the S&P 500 in the materials sector, where it was overweight relative to the benchmark. Still, the Portfolio’s better relative performance in the materials sector only partially offset its lagging performance in financials and technology stocks.

The Portfolio lagged the S&P 500 in the financials sector for the shorter period between December 1, 2005 and January 31, 2006 as well. However, the Portfolio’s relative gains in the health care, information technology and materials sectors led to a positive relative return for this period.

The equity market appears homogeneously valued from our perspective, but we are currently drawn to the large- and mega-cap stocks in the equity markets. Stocks in this segment of the market (e.g. Pfizer, Johnson & Johnson and Intel) have retreated from the lofty valuations they reached in the late 1990s/early 2000s, as their share prices have been flat while earnings growth has been considerable. We continue to watch for opportunities to add new large- and mega-cap positions or to add to existing positions in such stocks.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. It remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. For the six month period ended January 31, 2006, the Portfolio’s Class B shares lagged the S&P 500 with a return of 2.03%, relative to a return of 4.67% for the Index. The Portfolio’s Class A shares lagged the S&P 500 for the December 1, 2005 through January 31, 2006 period as well, returning 0.20%, compared to 1.45% for the benchmark. The Portfolio underperformed in both periods because of its smaller weighting in the stocks that most influenced the benchmark’s performance for the period. That is, given its large-cap mandate, the Portfolio has only a modest weighting in the S&P 500’s smallest constituents, which most impacted the benchmark’s performance for the two periods.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

March 7, 2006

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

The return information for the Class B shares does not reflect the deduction of the contingent deferred sales charge (“CDSC”) and the return information for the Class A shares does not reflect the deduction of the initial sales charge. If reflected, the CDSC and the initial sales charge would have reduced the performance of the Portfolios.

Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.

January 31, 2006

Money Market Portfolio

Portfolio Holdings by Asset Type

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.

January 31, 2006

Managed Portfolio

Portfolio Holdings by Industry Sector

Value Growth Portfolio

Portfolio Holdings by Industry Sector

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2005 (December 1, 2005 for Class A shares) and held until January 31, 2006.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 8/01/2005 (1)	Ending Account Value 1/31/2006	Expenses Paid During Period 8/1/2005 - 1/31/2006 (2)	Annualized Expense Ratio (3)
Value Growth — Class A				1.56%
Actual	$1,000	$1,030.97	$8.05
Hypothetical (4)	$1,000	$1,017.08	$7.99
Value Growth — Class B				1.62%
Actual	$1,000	$1,029.72	$8.33
Hypothetical (4)	$1,000	$1,016.79	$8.28

Portfolio and Share Class	Beginning Account Value 8/01/2005 (1)	Ending Account Value 1/31/2006	Expenses Paid During Period 8/1/2005 - 1/31/2006 (2)	Annualized Expense Ratio (3)
Value Growth — Class I				0.72%
Actual	$1,000	$1,034.20	$3.69
Hypothetical (4)	$1,000	$1,021.37	$3.67
High Grade Bond — Class A				1.66%
Actual	$1,000	$1,008.39	$8.47
Hypothetical (4)	$1,000	$1,016.57	$8.50
High Grade Bond — Class B				1.72%
Actual	$1,000	$1,007.14	$8.76
Hypothetical (4)	$1,000	$1,016.27	$8.80
High Grade Bond — Class I				0.70%
Actual	$1,000	$1,012.40	$3.57
Hypothetical (4)	$1,000	$1,021.45	$3.59
Strategic Yield — Class A				1.90%
Actual	$1,000	$1,001.21	$9.61
Hypothetical (4)	$1,000	$1,015.39	$9.68
Strategic Yield — Class B				1.99%
Actual	$1,000	$999.96	$10.08
Hypothetical (4)	$1,000	$1,014.92	$10.15
Strategic Yield — Class I				0.88%
Actual	$1,000	$1,005.30	$4.48
Hypothetical (4)	$1,000	$1,020.53	$4.52
Managed — Class A				1.74%
Actual	$1,000	$1,026.35	$8.95
Hypothetical (4)	$1,000	$1,016.16	$8.91
Managed — Class B				1.80%
Actual	$1,000	$1,025.10	$9.23
Hypothetical (4)	$1,000	$1,015.88	$9.19
Managed — Class I				0.83%
Actual	$1,000	$1,029.80	$4.25
Hypothetical (4)	$1,000	$1,020.81	$4.23
Money Market — Class A				1.83%
Actual	$1,000	$1,010.96	$9.35
Hypothetical (4)	$1,000	$1,015.70	$9.37
Money Market — Class B				1.86%
Actual	$1,000	$1,009.71	$9.45
Hypothetical (4)	$1,000	$1,015.59	$9.48
Money Market — Class I				1.08%
Actual	$1,000	$1,013.70	$5.50
Hypothetical (4)	$1,000	$1,019.54	$5.52
Blue Chip — Class A				1.41%
Actual	$1,000	$1,021.56	$7.22
Hypothetical (4)	$1,000	$1,017.86	$7.21
Blue Chip — Class B				1.48%
Actual	$1,000	$1,020.31	$7.59
Hypothetical (4)	$1,000	$1,017.48	$7.58
Blue Chip — Class I				0.46%
Actual	$1,000	$1,025.60	$2.34
Hypothetical (4)	$1,000	$1,022.69	$2.34
(1)	The “Beginning Account Value” date for Class A shares is December 1, 2005, the initial offering date.
(2)	“Expenses Paid During Period” for Class A shares represents the two month period beginning December 1, 2005 through January 31, 2006.
(3)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 186 days and divided by 367 to reflect the one-half year period.
(4)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2006

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost —$76,467,141; $14,469,232; $12,500,252; $40,014,277; $3,361,998; and $42,501,420, respectively)	$81,043,222	$14,721,733	$12,866,013	$45,279,682	$3,361,998	$59,498,309

Cash	—	—	—	—	72,749	—

Receivables:

Accrued dividends and interest	59,280	143,644	195,737	74,646	1,385	57,376

Investment securities sold	326,866	—	—	182,863	—	—

Fund shares sold	292	318	1,762	2,515	—	2,696

Prepaid expense and other assets	96	16	19	55	4	84

Total Assets	81,429,756	14,865,711	13,063,531	45,539,761	3,436,136	59,558,465

LIABILITIES

Payable to EquiTrust Investment Management Services, Inc.	36,738	8,453	8,265	20,314	1,165	35,188

Payable for fund shares redeemed	33,221	493	—	40,754	—	32,142

Dividends payable	—	4,767	10,291	—	5,784	—

Accrued expenses	23,291	8,668	7,471	12,582	5,170	15,975

Total Liabilities	93,250	22,381	26,027	73,650	12,119	83,305

NET ASSETS	$81,336,506	$14,843,330	$13,037,504	$45,466,111	$3,424,017	$59,475,160

ANALYSIS OF NET ASSETS

Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$5,745	$1,430	$1,349	$2,918	$3,424	$1,474

Paid-in capital	84,955,485	14,641,546	13,728,324	38,698,782	3,420,593	44,013,506

Accumulated undistributed net investment income	184,871	—	—	39,920	—	18,115

Accumulated undistributed net realized gain/(loss) from investment transactions	(8,385,676)	(52,147)	(1,057,930)	1,459,086	—	(1,554,824)

Net unrealized appreciation of investments	4,576,081	252,501	365,761	5,265,405	—	16,996,889

NET ASSETS	$81,336,506	$14,843,330	$13,037,504	$45,466,111	$3,424,017	$59,475,160

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2006

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE

Class A: Net Assets	$58,461,663	$7,267,815	$6,827,200	$29,213,058	$618,000	$31,481,537

Shares issued and outstanding	4,130,646	700,144	705,927	1,875,448	618,000	779,634

Net asset value and redemption price per share	$14.15	$10.38	$9.67	$15.58	$1.00	$40.38

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$15.01	$10.78	$10.05	$16.53	$1.00	$42.84

Class B: Net Assets	$15,061,350	$3,547,779	$2,478,384	$9,061,094	$391,926	$17,527,345

Shares issued and outstanding	1,064,769	341,867	256,313	582,019	391,926	434,241

Net asset value per share	$14.15	$10.38	$9.67	$15.57	$1.00	$40.36

Class I: Net Assets	$7,813,493	$4,027,736	$3,731,920	$7,191,959	$2,414,091	$10,466,278

Shares issued and outstanding	548,525	387,799	386,074	460,042	2,414,091	258,719

Net asset value per share	$14.24	$10.39	$9.67	$15.63	$1.00	$40.45

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Six Months Ended January 31, 2006

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$615,581	$17,550	$13,650	$321,953	$—	$650,785

Interest	185,349	422,908	456,205	350,540	66,248	36,133

Less foreign tax withholding	(890)	—	—	(477)	—	—

Total Investment Income	800,040	440,458	469,855	672,016	66,248	686,918

EXPENSES

Paid to Affiliates:

Investment advisory and management fees	203,884	30,464	36,790	136,452	4,370	75,159

Transfer and dividend disbursing agent fees	76,532	15,848	17,829	50,270	2,947	74,410

Distribution fees	169,217	25,172	22,321	85,465	6,522	111,699

Administrative service fees	93,897	13,893	12,447	48,095	3,408	61,731

Accounting fees	15,455	3,808	3,344	11,371	874	15,035

Custodian fees	7,920	4,957	4,419	8,217	2,540	7,145

Professional fees	8,931	1,674	1,460	4,984	385	6,607

Directors' fees and expenses	4,895	923	832	2,732	211	3,641

Reports to shareholders	6,870	1,265	1,106	3,774	290	5,018

Registration fees	4,650	4,127	4,127	4,346	4,139	4,596

Miscellaneous	24,670	6,183	5,853	12,220	3,680	16,225

Total Expenses	616,921	108,314	110,528	367,926	29,366	381,266

Fees paid indirectly	(1,766)	(311)	(366)	(680)	(34)	(1,142)

Net Expenses	615,155	108,003	110,162	367,246	29,332	380,124

Net Investment Income	184,885	332,455	359,693	304,770	36,916	306,794

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions	8,613,777	26	235	2,173,030	—	2,056,650

Change in unrealized depreciation of investments	(6,416,778)	(206,901)	(327,028)	(1,325,954)	—	(1,114,359)

Net Gain (Loss) on Investments	2,196,999	(206,875)	(326,793)	847,076	—	942,291

Net Increase in Net Assets Resulting from Operations	$2,381,884	$125,580	$32,900	$1,151,846	$36,916	$1,249,085

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
OPERATIONS

Net investment income	$184,885	$330,111	$332,455	$660,560	$359,693	$710,044
Net realized gain (loss) from investment transactions	8,613,777	6,141,276	26	(2,314)	235	53,972
Change in unrealized appreciation (depreciation) of investments .	(6,416,778)	6,605,366	(206,901)	21,227	(327,028)	231,676

Net Increase in Net Assets Resulting from Operations	2,381,884	13,076,753	125,580	679,473	32,900	995,692

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Class A	(206,871)	—	(148,661)	—	(178,907)	—
Class B	(54,770)	(96,514)	(79,100)	(458,122)	(75,104)	(518,869)
Class I	(68,046)	(51,249)	(104,694)	(202,438)	(105,682)	(191,175)

Total Dividends and Distributions	(329,687)	(147,763)	(332,455)	(660,560)	(359,693)	(710,044)
CAPITAL SHARE TRANSACTIONS	(2,751,365)	(5,603,543)	(19,647)	(1,877,502)	181,461	(363,384)

Total Increase (Decrease) in Net Assets	(699,168)	7,325,447	(226,522)	(1,858,589)	(145,332)	(77,736)

NET ASSETS

Beginning of period	82,035,674	74,710,227	15,069,852	16,928,441	13,182,836	13,260,572

End of period (including accumulated undistributed net investment income as set forth below)	$81,336,506	$82,035,674	$14,843,330	$15,069,852	$13,037,504	$13,182,836

Accumulated Undistributed Net Investment Income	$184,871	$329,673	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
OPERATIONS

Net investment income	$304,770	$448,660	$36,916	$28,961	$306,794	$721,440
Net realized gain (loss) from investment transactions	2,173,030	2,762,311	—	—	2,056,650	617,152
Change in unrealized appreciation (depreciation) of investments	(1,325,954)	1,672,770	—	—	(1,114,359)	3,389,335

Net Increase in Net Assets Resulting from Operations	1,151,846	4,883,741	36,916	28,961	1,249,085	4,727,927

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Class A	(154,705)	—	(6,486)	—	(255,509)	—
Class B	(46,351)	(332,855)	(19,199)	(22,177)	(140,051)	(454,322)
Class I	(64,051)	(115,676)	(11,231)	(6,784)	(190,202)	(197,808)

Total Dividends and Distributions.	(265,107)	(448,531)	(36,916)	(28,961)	(585,762)	(652,130)
CAPITAL SHARE TRANSACTIONS	(421,227)	(1,313,205)	(29,217)	(33,223)	(1,082,990)	(2,601,251)

Total Increase (Decrease) in Net Assets .	465,512	3,122,005	(29,217)	(33,223)	(419,667)	1,474,546

NET ASSETS
Beginning of period	45,000,599	41,878,594	3,453,234	3,486,457	59,894,827	58,420,281

End of period (including accumulated undistributed net investment income as set forth below)	$45,466,111	$45,000,599	$3,424,017	$3,453,234	$59,475,160	$59,894,827

Accumulated Undistributed Net Investment Income	$39,920	$257	$—	$—	$18,115	$297,083

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

January 31, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (86.98%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.39%)
Jones Apparel Group, Inc.	10,100	$315,928

AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.63%)
Ryder System, Inc.	11,500	514,050

BUSINESS SERVICES (4.96%)
Affiliated Computer Services, Inc.-Class A (1)	15,350	960,910
Computer Associates International, Inc.	22,562	615,943
Compuware Corp. (1)	29,950	246,788
Electronic Data Systems Corp.	8,755	220,538
First Data Corp.	5,130	231,363
Microsoft Corp.	31,553	888,217
Oracle Corp. (1) .	17,300	217,461
Symantec Corp. (1)	35,583	654,016

		4,035,236
CHEMICALS AND ALLIED PRODUCTS (13.18%)
Abbott Laboratories	12,450	537,217
Biogen Idec, Inc. (1)	6,200	277,450
Bristol-Myers Squibb Co.	18,040	411,132
Colgate-Palmolive Co.	4,575	251,122
E.I. du Pont de Nemours & Co.	17,765	695,500
GlaxoSmithKline PLC	7,675	393,267
Johnson & Johnson	18,984	1,092,339
KV Pharmaceutical Co.- Class A (1)	15,150	364,358
Merck & Co., Inc.	14,469	499,181
Mylan Laboratories, Inc.	24,600	484,620
Olin Corp.	9,600	196,800
Perrigo Co.	29,115	454,485
Pfizer, Inc.	59,434	1,526,265
Schering-Plough Corp.	19,940	381,851

	Shares Held	Value

Sensient Technologies Corp.	73,331	$1,390,356
SurModics, Inc. (1)	4,921	181,486
Taro Pharmaceutical Industries, Ltd. (1)	9,750	144,885
Teva Pharmaceutical Industries, Ltd.	23,111	985,230
Wyeth	9,830	454,638

		10,722,182
COMMUNICATIONS (2.44%)
BellSouth Corp.	15,100	434,427
Comcast Corp.-Class A (1)	16,825	468,071
Sprint Nextel Corp.	30,673	702,105
Verizon Communications, Inc.	12,000	379,920

		1,984,523
DEPOSITORY INSTITUTIONS (7.52%)
AmSouth Bancorp.	16,260	448,939
Bank of America Corp.	17,412	770,133
Bank of New York Co., Inc.	12,209	388,368
BOK Financial Corp.	4,900	223,440
Citigroup, Inc.	30,349	1,413,656
National City Corp.	10,030	342,825
New York Community Bancorp., Inc.	29,770	507,876
U. S. Bancorp	26,707	798,806
Wachovia Corp.	11,922	653,683
Wilmington Trust Corp.	13,700	568,550

		6,116,276
EATING AND DRINKING PLACES (0.42%)
Wendy’s International, Inc.	5,850	344,858

ELECTRIC, GAS AND SANITARY SERVICES (2.70%)
Alliant Energy Corp.	13,505	400,558
Atmos Energy Corp.	15,103	396,907
Keyspan Corp.	13,785	495,157
Pepco Holdings, Inc.	19,900	457,899
Xcel Energy, Inc.	23,065	447,922

		2,198,443

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.37%)
Adaptec, Inc. (1)	57,700	$313,888
ADC Telecommunications, Inc. (1)	25,651	650,509
Cisco Systems, Inc. (1)	42,500	789,225
ECI Telecom, Ltd. (1)	20,000	167,000
Emerson Electric Co.	2,900	224,605
General Electric Co.	17,570	575,418
Helen of Troy, Ltd. (1)	12,088	231,606
Intel Corp.	25,100	533,877
JDS Uniphase Corp. (1)	21,600	67,608

		3,553,736
FOOD AND KINDRED PRODUCTS (2.81%)
Anheuser-Busch Cos., Inc.	8,485	351,618
Coca-Cola Co. (The)	9,450	391,041
Coca-Cola Enterprises, Inc.	23,540	464,680
ConAgra Foods, Inc.	19,972	414,020
General Mills, Inc.	4,000	194,440
Sara Lee Corp.	25,485	465,866

		2,281,665
FOOD STORES (0.66%)
Kroger Co. (1)	29,178	536,875

GENERAL MERCHANDISE STORES (2.66%)
Federated Department Stores, Inc.	4,015	267,519
Fred’s, Inc.	49,115	779,946
Target Corp.	9,200	503,700
Wal-Mart Stores, Inc.	13,235	610,266

		2,161,431
HEALTH SERVICES (2.93%)
Health Management Associates, Inc.	17,300	363,646
Laboratory Corp. of America Holdings (1)	14,964	877,639
Lifepoint Hospitals, Inc. (1)	14,432	445,227

	Shares Held	Value

Universal Health Services, Inc.-Class B	14,725	$699,585

		2,386,097
HOLDING AND OTHER INVESTMENT OFFICES (0.52%)
Highwoods Properties, Inc.	13,310	419,797

INDUSTRIAL MACHINERY AND EQUIPMENT (4.59%)
3M Co.	8,415	612,191
Deere & Co.	5,480	393,245
EMC Corp. (1)	32,700	438,180
Hewlett-Packard Co.	10,700	333,626
Ingersoll-Rand Co., Ltd. Class A	28,200	1,107,414
Solectron Corp. (1)	26,600	101,612
SPX Corp.	8,636	412,024
Stanley Works (The)	6,900	338,376

		3,736,668
INSTRUMENTS AND RELATED PRODUCTS (4.72%)
Agilent Technologies, Inc. (1)	12,000	406,920
Becton Dickinson & Co.	18,746	1,214,741
Biomet, Inc.	5,630	212,870
Boston Scientific Corp. (1)	6,610	144,561
Fisher Scientific International, Inc. (1)	9,072	606,645
Medtronic, Inc.	8,900	502,583
Perkinelmer, Inc.	13,800	313,812
Stryker Corp.	4,550	227,045
Zimmer Holdings, Inc. (1)	2,990	206,161

		3,835,338
INSURANCE CARRIERS (4.37%)
Allstate Corp.	11,580	602,739
American International Group, Inc.	13,040	853,598
MBIA, Inc.	9,434	580,757
MetLife, Inc.	5,070	254,311
Protective Life Corp.	11,000	494,450
Safeco Corp.	7,260	379,335

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)
Wellpoint, Inc. (1)	5,108	$392,294

		3,557,484

METAL MINING (2.21%)
Barrick Gold Corp.	57,092	1,796,114

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.54%)
Hasbro, Inc.	20,600	436,720

MOTION PICTURES (0.77%)
News Corp.-Class A	22,810	359,486
Time Warner, Inc.	15,100	264,703

		624,189
NONDEPOSITORY INSTITUTIONS (0.80%)
Federal Home Loan Mortgage Corp.	9,600	651,456

OIL AND GAS EXTRACTION (5.39%)
Apache Corp.	7,100	536,263
Burlington Resources, Inc.	24,805	2,263,704
Occidental Petroleum Co.	6,565	641,466
Rowan Cos., Inc.	21,100	945,913

		4,387,346
PAPER AND ALLIED PRODUCTS (2.25%)
Abitibi Consolidated, Inc.	143,400	556,392
Bemis Co., Inc.	14,830	452,612
International Paper Co.	12,100	394,823
Kimberly-Clark Corp.	3,495	199,634
Sonoco Products Co.	7,300	226,081

		1,829,542
PETROLEUM AND COAL PRODUCTS (5.22%)
BP PLC	7,500	542,325
Chevron Corp.	20,000	1,187,600
ConocoPhillips	38,932	2,518,900

		4,248,825

	Shares Held	Value

PRIMARY METAL INDUSTRIES (1.00%)
Northwest Pipe Co. (1)	28,485	$813,816

PRINTING AND PUBLISHING (1.21%)
Belo Corp.-Series A	18,030	411,264
R.R. Donnelley & Sons Co.	10,960	357,296
Tribune Co.	7,350	213,224

		981,784

RAILROAD TRANSPORTATION (0.34%)
Union Pacific Corp.	3,130	276,880

TOBACCO PRODUCTS (1.13%)
Altria Group, Inc.	12,695	918,356

TRANSPORTATION EQUIPMENT (2.69%)
Federal Signal Corp.	17,200	304,956
Honeywell International, Inc.	29,800	1,144,916
ITT Industries, Inc.	7,170	734,925

		2,184,797
WHOLESALE TRADE — NONDURABLE GOODS (1.45%)
Dean Foods Co. (1)	10,307	390,945
Safeway, Inc.	25,000	586,000
SYSCO Corp.	6,640	203,715

		1,180,660
MISCELLANEOUS EQUITIES (2.11%)
H & Q Life Sciences Investors	36,044	619,957
NASDAQ-100 Trust	26,100	1,096,983

		1,716,940

Total Common Stocks (Cost $66,171,931)		70,748,012

SHORT-TERM INVESTMENTS (12.66%)
MONEY MARKET MUTUAL FUND (0.03%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $27,215)	27,215	27,215

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
COMMERCIAL PAPER (4.46%)
DEPOSITORY INSTITUTIONS (1.85%)
Citigroup CP, 4.45%, due 02/22/06	$1,500,000	$1,500,000

NONDEPOSITORY INSTITUTIONS (2.61%)
American Express Credit Corp., 4.46%, due 02/27/06	1,650,000	1,650,000
General Electric Capital Corp., 4.35%, due 02/15/06	475,000	475,000

		2,125,000

Total Commercial Paper (Cost $3,625,000)		3,625,000

UNITED STATES GOVERNMENT AGENCIES (8.17%)
Federal Farm Credit Bank, due 02/17/06	1,000,000	998,142
Federal Home Loan Bank, due 02/03/06	1,500,000	1,499,652
Federal Home Loan Bank, due 02/08/06	1,000,000	999,195
Federal National Mortgage Assoc., due 02/01/06	1,600,000	1,600,000
Federal National Mortgage Assoc., due 02/15/06	700,000	698,864

	Principal Amount	Value

Federal National Mortgage Assoc., due 03/01/06	$850,000	$847,142

Total United States Government Agencies (Cost $6,642,995)		6,642,995

Total Short-Term Investments (Cost $10,295,210)		10,295,210

Total Investments (99.64%) (Cost $76,467,141)		81,043,222

OTHER ASSETS LESS LIABILITIES (0.36%)
Cash, receivables, prepaid expense and other assets, less liabilities		293,284

Total Net Assets (100.00%)		$81,336,506

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

January 31, 2006

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (3.11%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)	9,000	$462,094

	Principal Amount
CORPORATE BONDS (44.71%)
DEPOSITORY INSTITUTIONS (1.70%)
Washington Mutual Bank, 5.65%, due 08/15/14	$250,000	251,970

ELECTRIC, GAS AND SANITARY SERVICES (10.79%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	600,000	679,902
Oglethorpe Power Corp., 6.974%, due 06/30/11	366,000	378,279
PacifiCorp, 6.90%, due 11/15/11	500,000	542,985

		1,601,166
FOOD STORES (1.10%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	162,938

FOOD AND KINDRED PRODUCTS (1.31%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	194,688

HOLDING AND OTHER INVESTMENT OFFICES (4.78%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	244,665
Washington REIT, 6.898%, due 02/15/18	450,000	465,377

		710,042

	Principal Amount	Value

INSURANCE CARRIERS (2.52%)
SunAmerica, 8.125%, due 04/28/23	$300,000	$374,445

OIL AND GAS EXTRACTION (1.84%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	273,756

SECURITY AND COMMODITY BROKERS (6.40%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	300,000	294,963
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	655,025

		949,988
TOBACCO PRODUCTS (5.35%)
UST, Inc., 7.25%, due 06/01/09	750,000	793,845

TRANSPORTATION — BY AIR (7.83%)
Continental Airlines, Inc., 6.545%, due 08/02/20	576,142	580,434
Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19 (2)	579,940	581,361

		1,161,795
TRANSPORTATION EQUIPMENT (1.09%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	161,000

Total Corporate Bonds (Cost $6,401,089)		6,635,633

MORTGAGE-BACKED SECURITIES (41.05%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.94%)
Pool # 3023, 5.50%, due 08/01/35	192,134	190,104

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (continued)
Pool # 3051, 5.50%, due 10/01/25	$400,000	$394,140

		584,244
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) (37.11%)
Pool # 1512, 7.50%, due 12/20/23	54,900	57,758
Pool # 2588, 5.50%, due 05/01/28	81,810	82,027
Pool # 2631, 7.00%, due 08/01/28	24,127	25,231
Pool # 2658, 6.50%, due 10/01/28	63,794	66,391
Pool # 2698, 5.50%, due 01/20/29	92,124	92,392
Pool # 2701, 6.50%, due 01/20/29	68,494	71,240
Pool # 2796, 7.00%, due 08/01/29	27,986	29,251
Pool # 3039, 6.50%, due 02/01/31	8,746	9,087
Pool # 3188, 6.50%, due 02/20/32	93,075	96,673
Pool # 3239, 6.50%, due 05/01/32	61,847	64,238
Pool # 3261, 6.50%, due 07/20/32	61,431	63,805
Pool # 3320, 5.50%, due 12/01/32	558,630	560,212
Pool # 3333, 5.50%, due 01/01/33	381,095	382,108
Pool # 3375, 5.50%, due 04/01/33	117,524	117,837
Pool # 3390, 5.50%, due 05/01/33	547,158	548,613

	Principal Amount	Value

Pool # 3403, 5.50%, due 06/01/33	$621,274	$622,925
Pool # 3458, 5.00%, due 10/01/33	710,740	697,719
Pool # 3499, 5.00%, due 01/01/34	371,904	364,984
Pool # 3556, 5.50%, due 05/01/34	293,117	293,606
Pool # 3623, 5.00%, due 10/01/34	865,902	849,789
Pool # 22630, 6.50%, due 08/01/28	31,399	32,677
Pool # 144332, 9.00%, due 07/15/16	2,867	3,102
Pool # 643816, 6.00%, due 07/01/25	367,041	377,180

		5,508,845

Total Mortgage-Backed Securities (Cost $6,087,226) .		6,093,089

SHORT-TERM INVESTMENTS (10.31%)
COMMERCIAL PAPER (2.02%) NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 4.41%, due 02/21/06 (Cost $300,000)	300,000	300,000

UNITED STATES GOVERNMENT AGENCIES (6.72%)
Federal Home Loan Bank, due 02/08/06	250,000	249,799
Federal National Mortgage Assoc., due 02/15/06	300,000	299,513
Federal National Mortgage Assoc., due 02/24/06	250,000	249,312
Federal National Mortgage Assoc., due 03/01/06	200,000	199,328

Total United States Government Agencies (Cost $997,952)		997,952

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Shares Held	Value

SHORT-TERM INVESTMENTS (continued)
MONEY MARKET MUTUAL FUND (1.57%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $232,965)	232,965	$232,965

Total Short-Term Investments (Cost $1,530,917)		1,530,917

Total Investments (99.18%) (Cost $14,469,232)		14,721,733

OTHER ASSETS LESS LIABILITIES (0.82%)
Cash, receivables, prepaid expense and other assets, less liabilities		121,597

Total Net Assets (100.00%)		$14,843,330

(1)	Each unit was purchased at 104.481 on 04/20/01. As of 01/31/06, the carrying value of each unit was 113.317, representing $679,902 or 4.58% of total net assets.
(2)	The company filed for bankruptcy protection on 09/15/05. Interest payments are current at 01/31/06.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

January 31, 2006

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (2.76%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)	7,000	$359,407

	Principal Amount
CORPORATE BONDS (84.22%)
APPAREL AND ACCESSORY STORES (4.88%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	636,000

CHEMICALS AND ALLIED PRODUCTS (6.36%)
Lyondell Chemical Co., 9.625%, due 05/01/07	600,000	629,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	199,500

		828,750
ELECTRIC, GAS AND SANITARY SERVICES (16.26%)
Alliant Energy Resources, Inc., 9.75%, due 01/15/13	500,000	619,490
ESI Tractebel, 7.99%, due 12/30/11	388,000	406,953
Indianapolis Power & Light Co., 7.05%, due 02/01/24	250,000	257,332
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	610,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	217,999	225,501

		2,119,776

	Principal Amount	Value

GENERAL MERCHANDISE STORES (0.02%)
DR Structured Finance, 8.35%, due 02/15/04 (1)	$30,562	$3,056

HOLDING AND OTHER INVESTMENT OFFICES (20.50%)
Bradley Operating LP, 7.20%, due 01/15/08	500,000	513,230
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	632,224
First Industrial LP, 7.60%, due 07/15/28	300,000	335,622
HRPT Properties, 6.25%, due 08/15/16	125,000	129,257
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	207,376
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	418,537
Price Development Co., 7.29%, due 03/11/08	187,500	190,933
Spieker Properties LP, 7.35%, due 12/01/17	220,000	245,969

		2,673,148
INSURANCE CARRIERS (6.72%)
Markel Capital Trust, 8.71%, due 01/01/46	500,000	530,160
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	346,500

		876,660
MOTION PICTURES (1.78%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	232,206

PAPER AND ALLIED PRODUCTS (11.99%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	399,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
PAPER AND ALLIED PRODUCTS (continued)
Cascades, Inc., 7.25%, due 02/15/13	$500,000	$447,500
Potlatch Corp., 13.00%, due 12/01/09	600,000	717,000

		1,563,500
TRANSPORTATION — BY AIR (3.89%)
Continental Airlines, Inc., 7.461%, due 04/01/15	358,544	341,370
Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19 (2)	165,697	166,103

		507,473
TRANSPORTATION SERVICES (2.20%)
Preston Corp., 7.00%, due 05/01/11	306,000	286,110

WATER TRANSPORTATION (7.15%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	448,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (3)	500,000	483,480

		931,480
WHOLESALE TRADE — NONDURABLE GOODS (2.47%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	322,275

Total Corporate Bonds (Cost $10,624,829)		10,980,434

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (4.45%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	$288,202	$285,156
Pool # 3051, 5.50%, due 10/01/25	300,000	295,605

Total Mortgage-Backed Securities (Cost $580,012)		580,761

SHORT-TERM INVESTMENTS (7.25%)
UNITED STATES GOVERNMENT AGENCIES (6.13%)
Federal Home Loan Bank, due 02/01/06	375,000	375,000
Federal Home Loan Bank, due 02/08/06	200,000	199,831
Federal National Mortgage Assoc., due 02/07/06	225,000	224,841

Total United States Government Agencies (Cost $799,672)		799,672

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Shares Held	Value
SHORT-TERM INVESTMENTS (continued)
MONEY MARKET MUTUAL FUND (1.12%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $145,739)	145,739	$145,739

Total Short-Term Investments (Cost $945,411)		945,411

Total Investments (98.68%) (Cost $12,500,252)		12,866,013

OTHER ASSETS LESS LIABILITIES (1.32%)
Cash, receivables, prepaid expense and other assets, less liabilities		171,491

Total Net Assets (100.00%)		$13,037,504

(1)	This security is past due. Partial or no interest was received from this security on its last scheduled interest payment date.
(2)	The company filed for bankruptcy protection on 09/15/05. Interest payments are current at 01/31/06.
(3)	Each unit was purchased at 80.500 on 08/26/99. As of 1/31/06, the carrying value of each unit was 96.696, representing $483,480 or 3.71% of net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

January 31, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (64.80%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.38%)
Jones Apparel Group, Inc.	5,600	$175,168

AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.62%)
Ryder System, Inc.	6,300	281,610

BUSINESS SERVICES (0.57%)
Affiliated Computer Services, Inc. (1)	2,125	133,025
Electronic Data Systems Corp.	5,000	125,950

		258,975
CHEMICALS AND ALLIED PRODUCTS (10.27%)
Bristol-Myers Squibb Co.	10,070	229,495
Colgate-Palmolive Co.	2,535	139,146
E.I. du Pont de Nemours & Co.	9,905	387,781
GlaxoSmithKline PLC	4,100	210,084
Johnson & Johnson	10,578	608,658
KV Pharmaceutical Co. —Class A (1)	7,050	169,552
Merck & Co., Inc.	10,046	346,587
Mylan Laboratories, Inc.	13,100	258,070
Olin Corp.	11,300	231,650
Pfizer, Inc.	32,552	835,935
Schering-Plough Corp.	9,700	185,755
Sensient Technologies Corp.	42,294	801,894
Taro Pharmaceutical Industries, Ltd. (1)	4,155	61,743
Teva Pharmaceutical Industries, Ltd.	4,769	203,315

		4,669,665
COMMUNICATIONS (2.10%)
BellSouth Corp.	12,300	353,871
Comcast Corp. — Class A (1)	4,802	133,592

	Shares Held	Value

Sprint Nextel Corp.	11,280	$258,199
Verizon Communications, Inc.	6,600	208,956

		954,618
DEPOSITORY INSTITUTIONS (7.50%)
AmSouth Bancorp.	11,510	317,791
Bank of America Corp.	9,352	413,639
Bank of New York Co., Inc.	6,783	215,767
BOK Financial Corp.	2,700	123,120
Citigroup, Inc.	11,913	554,907
National City Corp.	5,615	191,921
New York Community Bancorp., Inc.	27,530	469,662
U. S. Bancorp	14,712	440,036
Wachovia Corp.	6,234	341,810
Wilmington Trust Corp.	8,200	340,300

		3,408,953
ELECTRIC, GAS AND SANITARY SERVICES (4.90%)
Alliant Energy Corp.	14,870	441,044
Atmos Energy Corp.	21,283	559,317
Keyspan Corp.	12,980	466,242
Pepco Holdings, Inc.	22,400	515,424
Xcel Energy, Inc.	12,765	247,896

		2,229,923
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.48%)
Cisco Systems, Inc. (1)	11,600	215,412
General Electric Co.	6,510	213,202
Helen of Troy, Ltd. (1)	6,813	130,537
Intel Corp.	5,300	112,731

		671,882
FOOD AND KINDRED PRODUCTS (1.37%)
Anheuser-Busch Cos., Inc.	4,615	191,246
ConAgra Foods, Inc.	11,142	230,974
Sara Lee Corp.	10,920	199,618

		621,838

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
FOOD STORES (0.66%)
Kroger Co. (1)	16,404	$301,834

GENERAL MERCHANDISE STORES (1.62%)
Federated Department Stores, Inc.	2,246	149,651
Fred’s, Inc.	15,550	246,934
Wal-Mart Stores, Inc.	7,415	341,906

		738,491
HEALTH SERVICES (1.27%)
Health Management Associates, Inc.	9,600	201,792
Lifepoint Hospitals, Inc. (1)	5,555	171,372
Universal Health Services, Inc. — Class B	4,320	205,243

		578,407
HOLDING AND OTHER INVESTMENT OFFICES (1.58%)
Highwoods Properties, Inc.	7,290	229,927
Tortoise Energy Capital Corp.	20,624	488,995

		718,922
INDUSTRIAL MACHINERY & EQUIPMENT (2.85%)
Hewlett-Packard Co.	5,200	162,136
Ingersoll-Rand Co., Ltd. —Class A	12,556	493,074
SPX Corp.	4,867	232,205
Stanley Works (The)	8,300	407,032

		1,294,447
INSTRUMENTS AND RELATED PRODUCTS (2.36%)
Becton Dickinson & Co.	8,337	540,238
Biomet, Inc.	3,140	118,723
Fisher Scientific International, Inc. (1)	2,576	172,257
Stryker Corp.	2,540	126,746
Zimmer Holdings, Inc. (1)	1,670	115,147

		1,073,111

	Shares Held	Value

INSURANCE CARRIERS (3.32%)
Allstate Corp.	6,235	$324,532
American International Group, Inc.	3,710	242,857
MBIA, Inc.	3,124	192,313
MetLife, Inc.	2,800	140,448
Protective Life Corp.	3,400	152,830
Safeco Corp.	4,305	224,936
WellPoint, Inc. (1)	2,997	230,170

		1,508,086
METAL MINING (3.59%)
Barrick Gold Corp.	51,824	1,630,383

OIL AND GAS EXTRACTION (4.05%)
Apache Corp.	3,900	294,567
Burlington Resources, Inc.	4,920	448,999
Occidental Petroleum Co.	7,115	695,207
Rowan Cos., Inc.	9,000	403,470

		1,842,243
PAPER AND ALLIED PRODUCTS (3.86%)
Abitibi Consolidated, Inc.	99,700	386,836
Bemis Co., Inc. .	12,195	372,191
International Paper Co. .	13,300	433,979
Kimberly-Clark Corp.	1,950	111,384
P.H. Glatfelter Co.	17,300	246,006
Sonoco Products Co.	6,600	204,402

		1,754,798
PETROLEUM AND COAL PRODUCTS (3.71%)
BP PLC	4,400	318,164
ConocoPhillips	21,176	1,370,087

		1,688,251
PRIMARY METAL INDUSTRIES (0.10%)
Wolverine Tube, Inc. (1)	8,250	43,643

PRINTING AND PUBLISHING (1.19%)
Belo Corp. — Series A	9,765	222,740
R.R. Donnelley & Sons Co.	6,065	197,719
Tribune Co.	4,100	118,941

		539,400

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
RAILROAD TRANSPORTATION (0.34%)
Union Pacific Corp.	1,725	$152,593

TOBACCO PRODUCTS (0.91%)
Altria Group, Inc.	5,750	415,955

TRANSPORTATION EQUIPMENT (3.00%)
Federal Signal Corp.	21,000	372,330
Honeywell International, Inc.	16,100	618,562
ITT Industries, Inc.	3,640	373,100

		1,363,992
WHOLESALE TRADE — NONDURABLE GOODS (1.20%)
Dean Foods Co. (1)	5,734	217,491
Safeway, Inc.	13,935	326,636

		544,127

Total Common Stocks (Cost $24,097,107) .		29,461,315

	Principal Amount
MORTGAGE-BACKED SECURITIES (4.54%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$62,969	65,815
Pool # 3040, 7.00%, due 02/01/31	37,993	39,691
Pool # 3188, 6.50%, due 02/20/32	93,075	96,673
Pool # 3239, 6.50%, due 05/01/32	158,108	164,219
Pool # 3333, 5.50%, due 01/01/33	333,458	334,344
Pool # 3403, 5.50%, due 06/01/33	184,983	185,475
Pool # 3442, 5.00%, due 09/01/33	708,102	695,130

	Principal Amount	Value

Pool # 3459, 5.50%, due 10/01/33	$483,031	$484,315

Total Mortgage-Backed Securities (Cost $2,050,797)		2,065,662

UNITED STATES GOVERNMENT AGENCIES (11.64%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	523,915
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	296,878
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	395,782
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	433,571
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	494,286
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	688,205
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	503,676
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,104,997
Government National Mortgage Assoc., 3.47%, due 04/01/34	350,107	336,547
Government National Mortgage Assoc., 4.00%, due 10/01/34	537,026	515,284

Total United States Government Agencies (Cost $5,406,809)		5,293,141

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (18.61%)
COMMERCIAL PAPER (4.73%)
DEPOSITORY INSTITUTIONS (2.53%)
Citigroup CP, 4.36%, due 02/10/06	$1,150,000	$1,150,000

NONDEPOSITORY INSTITUTIONS (2.20%)
American General Finance Corp., 4.24%, due 02/01/06	1,000,000	1,000,000

Total Commercial Paper (Cost $2,150,000)		2,150,000

UNITED STATES GOVERNMENT AGENCIES (13.73%)
Federal Home Loan Bank, due 02/03/06	1,100,000	1,099,745
Federal Home Loan Mortgage Corp., due 02/07/06	1,000,000	999,300
Federal Home Loan Mortgage Corp., due 02/21/06	1,000,000	997,650
Federal National Mortgage Assoc., due 02/01/06	750,000	750,000
Federal National Mortgage Assoc., due 02/15/06	1,000,000	998,377
Federal National Mortgage Assoc., due 03/01/06	1,400,000	1,395,292

Total United States Government Agencies (Cost $6,240,364)		6,240,364

	Principal Amount	Value

MONEY MARKET MUTUAL FUND (0.15%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $69,200) .	$69,200	$69,200

Total Short-Term Investments (Cost $8,459,564)		8,459,564

Total Investments (99.59%) (Cost $40,014,277)		45,279,682

OTHER ASSETS LESS LIABILITIES (0.41%)
Cash, receivables, prepaid expense and other assets, less liabilities .		186,429

Total Net Assets (100.00%)		$45,466,111

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

January 31, 2006

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (98.19%)
COMMERCIAL PAPER (11.68%)
NONDEPOSITORY INSTITUTIONS (8.76%)
American Express Credit Corp., 4.45%, due 02/24/06	4.449%	$100,000	$100,000
American General Finance Corp., 4.26%, due 02/13/06	4.260	100,000	100,000
General Electric Capital Corp., 4.28%, due 02/03/06	4.282	100,000	100,000

			300,000

PETROLEUM AND COAL PRODUCTS (2.92%)
Chevron Corp., 4.45%, due 04/27/06	4.447	100,000	100,000

Total Commercial Paper (Cost $400,000)			400,000

UNITED STATES GOVERNMENT AGENCIES (86.51%)
Federal Home Loan Bank, due 02/08/06	4.286	100,000	99,918
Federal Home Loan Bank, due 02/09/06	4.405	100,000	99,904
Federal Home Loan Bank, due 02/15/06	4.287	100,000	99,836
Federal Home Loan Bank, due 02/17/06	4.284	25,000	24,953
Federal Home Loan Bank, due 02/22/06	4.300	100,000	99,753
Federal Home Loan Bank, due 03/03/06	4.269	100,000	99,650
Federal Home Loan Bank, due 03/08/06	4.365	100,000	99,583
Federal Home Loan Bank, due 03/20/06	4.418	100,000	99,434
Federal Home Loan Bank, due 03/24/06	4.431	100,000	99,385
Federal Home Loan Bank, due 04/07/06	4.414	100,000	99,220
Federal Home Loan Bank, due 04/19/06	4.465	100,000	99,067
Federal Home Loan Mortgage Corp., due 02/07/06	4.156	100,000	99,932
Federal Home Loan Mortgage Corp., due 02/14/06	4.302	100,000	99,847
Federal Home Loan Mortgage Corp., due 02/21/06	4.293	100,000	99,765
Federal Home Loan Mortgage Corp., due 02/27/06	4.282	100,000	99,696
Federal Home Loan Mortgage Corp., due 02/28/06	4.292	100,000	99,684
Federal Home Loan Mortgage Corp., due 03/07/06	4.358	100,000	99,596
Federal Home Loan Mortgage Corp., due 03/13/06	4.379	100,000	99,522
Federal Home Loan Mortgage Corp., due 03/21/06	4.392	100,000	99,426
Federal Home Loan Mortgage Corp., due 04/04/06	4.438	100,000	99,252
Federal Home Loan Mortgage Corp., due 04/11/06	4.428	100,000	99,170
Federal National Mortgage Assoc., due 02/01/06	4.287	100,000	100,000
Federal National Mortgage Assoc., due 02/10/06	4.170	100,000	99,897
Federal National Mortgage Assoc., due 03/01/06	4.336	100,000	99,668
Federal National Mortgage Assoc., due 03/15/06	4.386	125,000	124,372

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 03/17/06	4.333%	$125,000	$124,351
Federal National Mortgage Assoc., due 03/22/06	4.385	100,000	99,415
Federal National Mortgage Assoc., due 03/31/06	4.408	100,000	99,304
Federal National Mortgage Assoc., due 04/05/06 .	4.407	100,000	99,245
Federal National Mortgage Assoc., due 04/12/06	4.453	100,000	99,153

Total United States Government Agencies (Cost $2,961,998)			2,961,998

Total Short-Term Investments (Cost $3,361,998)			3,361,998

OTHER ASSETS LESS LIABILITIES (1.81%)
Cash, receivables, prepaid expense and other assets, less liabilities			62,019

Total Net Assets (100.00%) .			$3,424,017

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

January 31, 2006

(Unaudited)

	Shares Held	Value

COMMON STOCKS (95.61%)
BUSINESS SERVICES (3.99%)
Microsoft Corp.	67,268	$1,893,594
Oracle Corp. (1)	37,972	477,308

		2,370,902
CHEMICALS AND ALLIED PRODUCTS (15.39%)
Abbott Laboratories	18,108	781,360
Amgen, Inc. (1)	13,057	951,725
Bristol-Myers Squibb Co.	28,139	641,288
Dow Chemical Co.	7,703	325,837
E.I. du Pont de Nemours & Co.	11,533	451,517
Eli Lilly & Co.	13,277	751,744
Johnson & Johnson	31,491	1,811,992
Merck & Co., Inc.	22,555	778,147
Pfizer, Inc.	30,795	790,816
Procter & Gamble Co.	31,521	1,866,989

		9,151,415
COMMUNICATIONS (4.03%)
AT&T, Inc.	28,181	731,297
Comcast Corp.-Class A (1)	16,122	448,514
Verizon Communications	26,824	849,248
Viacom, Inc.-Class B (1)	8,840	366,683

		2,395,742
DEPOSITORY INSTITUTIONS (10.37%)
Bank of America Corp.	32,742	1,448,179
Citigroup, Inc.	31,628	1,473,232
J. P. Morgan Chase & Co.	33,525	1,332,619
Wachovia Corp.	18,626	1,021,264
Wells Fargo Co.	14,305	892,060

		6,167,354
EATING AND DRINKING PLACES (2.47%)
McDonald’s Corp.	41,947	1,468,564

	Shares Held	Value

ELECTRIC, GAS AND SANITARY SERVICES (3.66%)
Dominion Resources, Inc.	8,310	$627,654
Exelon Corp.	17,623	1,011,913
Southern Co.	15,524	540,235

		2,179,802
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.39%)
Cisco Systems, Inc. (1)	41,501	770,674
General Electric Co.	51,019	1,670,872
Intel Corp.	41,911	891,447
Motorola, Inc.	26,550	602,950
Texas Instruments, Inc.	15,653	457,537

		4,393,480
FOOD AND KINDRED PRODUCTS (3.22%)
Anheuser-Busch Cos., Inc.	8,191	339,435
Coca-Cola Co. (The)	22,794	943,216
PepsiCo, Inc.	11,122	635,956

		1,918,607
FORESTRY (0.53%)
Weyerhaeuser Co.	4,571	318,873

GENERAL MERCHANDISE STORES (2.37%)
Wal-Mart Stores, Inc.	30,554	1,408,845

INDUSTRIAL MACHINERY AND EQUIPMENT (9.07%)
3M Co.	12,755	927,926
Applied Materials, Inc.	17,535	334,042
Caterpillar, Inc.	20,484	1,390,864
Dell, Inc. (1)	23,288	682,571
EMC Corp. (1)	27,751	371,863
Hewlett-Packard Co.	26,343	821,375
International Business Machines Corp.	10,627	863,975

		5,392,616

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
INSURANCE CARRIERS (2.99%)
American International Group, Inc.	27,153	$1,777,435

LUMBER AND WOOD PRODUCTS (1.40%)
Home Depot, Inc.	20,533	832,613

MOTION PICTURES (2.11%)
Disney (Walt) Co.	26,402	668,235
Time Warner, Inc.	33,497	587,202

		1,255,437
NONDEPOSITORY INSTITUTIONS (4.45%)
American Express Co.	39,013	2,046,232
Federal National Mortgage Assoc.	10,336	598,868

		2,645,100
PETROLEUM AND COAL PRODUCTS (8.10%)
Chevron Corp.	28,238	1,676,772
Exxon Mobil Corp.	50,033	3,139,571

		4,816,343
PRIMARY METAL INDUSTRIES (1.17%)
Alcoa, Inc.	22,149	697,693

PRINTING AND PUBLISHING (0.39%)
CBS Corp.-Class B	8,840	230,989

SECURITY AND COMMODITY BROKERS (0.53%)
Ameriprise Financial, Inc.	7,800	317,382

TOBACCO PRODUCTS (3.45%)
Altria Group, Inc.	28,403	2,054,673

TRANSPORTATION EQUIPMENT (8.53%)
Boeing Co. (The)	22,976	1,569,491
General Motors Corp.	11,959	287,733

	Shares Held	Value

Honeywell International, Inc.	32,037	$1,230,862
United Technologies Corp.	34,005	1,984,872

		5,072,958

Total Common Stocks (Cost $39,869,934)		56,866,823

SHORT-TERM INVESTMENTS (4.43%)
MONEY MARKET MUTUAL FUND (0.19%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $110,842)	110,842	110,842

	Principal Amount
COMMERCIAL PAPER (1.18%)
NONDEPOSITORY INSTITUTIONS (0.51%)
General Electric Capital Corp., 4.52%, due 03/06/06	$300,000	300,000

PETROLEUM AND COAL PRODUCTS (0.67%)
Chevron Corp., 4.23%, due 02/03/06	400,000	400,000

Total Commercial Paper (Cost $700,000)		700,000

UNITED STATES GOVERNMENT AGENCIES (3.06%)
Federal Home Loan Bank, due 02/08/06	200,000	199,839
Federal Home Loan Mortgage Corp., due 02/21/06	350,000	349,178
Federal National Mortgage Assoc., due 02/15/06	350,000	349,432

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 02/24/06	$500,000	$498,624
Federal National Mortgage Assoc., due 03/01/06	425,000	423,571

Total United States Government Agencies (Cost $1,820,644)		1,820,644

Total Short-Term Investments (Cost $2,631,486)		2,631,486

Total Investments (100.04%) (Cost $42,501,420)		59,498,309

OTHER ASSETS LESS LIABILITIES (-0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities		(23,149)

Total Net Assets (100.00%)		$59,475,160

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

January 31, 2006

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A, Class B and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006, sales of Class B shares will be discontinued. Reinvestments through dividend distributions will continue with Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the seventh year at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative services fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares each have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding in each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative services fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the period ended January 31, 2006, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$58,732	$16,743	$1,057	$2,419	$642	$1,589
High Grade Bond	10,022	5,416	410	1,697	848	1,582
Strategic Yield	12,082	5,163	584	1,815	730	1,582
Managed	37,195	12,380	695	2,121	634	1,591
Money Market	714	2,118	115	569	1,994	1,576
Blue Chip	46,595	27,142	673	1,936	1,063	1,597

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Security Valuation

All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses and the mark to market adjustment discussed in Note 2. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at January 31, 2006, the tax cost of investments of the Value Growth Portfolio differed by $1,227,297 from the cost for financial reporting purposes.

At January 31, 2006, the Portfolios had approximate net capital loss carryovers as follows:

	Portfolio
Net Capital Loss Carryovers Expire In:	Value Growth	High Grade Bond	Strategic Yield	Blue Chip
2007	$7,425,000	$—	$—	$—
2008	33,000	—	—	—
2011	—	—	790,000	—
2012	—	2,000	268,000	1,555,000
2013	—	50,000	—	—

	$7,458,000	$52,000	$1,058,000	$1,555,000

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

At January 31, 2006, the High Grade Bond Portfolio had post-October capital losses of $12 that were deferred to the first day of the next fiscal year.

As of January 31, 2006, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

	Portfolio
	Value Growth	Managed
Undistributed ordinary income	$184,871	$39,920
Accumulated capital and other losses	(7,457,573)	1,327,190
Net unrealized appreciation of investments	3,647,978	5,397,301

Total accumulated earnings (deficit)	$(3,624,724)	$6,764,411

The primary differences between book-basis and tax-basis accumulated capital and other losses and net unrealized depreciation of investments in the Value Growth Portfolio is attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.50%; High Grade Bond Portfolio — 0.40%; Strategic Yield Portfolio — 0.55%; Managed Portfolio — 0.60%; Money Market Portfolio — 0.25%; and Blue Chip Portfolio — 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative services fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative services fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSCs (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSCs are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

charges are retained by EquiTrust Marketing. During the period ended January 31, 2006, EquiTrust Marketing retained $6,043 in sales charges from the purchases of Class A shares and $34,997 in CDSCs from the redemption of Class B shares.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2006, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 102,447 shares of Value Growth Portfolio (Class I) at January 31, 2006.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Six Months Ended January 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	9,388	7,306	6,612	5,836	49	7,707
Class B	81,832	15,157	24,063	73,911	105,807	38,748
Class I	137,137	53,545	73,266	35,101	1,915,444	12,011

Shares converted from B to Class A:
Class A	4,194,118	700,467	713,962	1,914,609	650,753	786,307
Class B	(4,194,715)	(700,469)	(713,962)	(1,914,611)	(650,753)	(786,310)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	11,639	4,070	5,418	4,624	2,484	6,173
Class B	6,970	14,736	16,107	8,327	7,431	3,643
Class I	4,831	10,040	8,814	4,207	47	4,753

Shares redeemed:
Class A	(84,499)	(11,699)	(20,065)	(49,621)	(35,286)	(20,553)
Class B	(334,591)	(47,437)	(71,234)	(86,026)	(2,023,693)	(58,646)
Class I	(33,812)	(47,736)	(24,554)	(23,649)	(1,500)	(21,172)

Net Increase (Decrease)	(201,702)	(2,020)	18,427	(27,292)	(29,217)	(27,339)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Six Months Ended January 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$131,189	$76,370	$64,060	$90,280	$49	$312,057
Class B	1,127,376	158,431	235,716	1,121,969	105,807	1,548,852
Class I	1,926,722	559,355	713,889	537,031	1,915,444	483,467

Shares converted from B to Class A:
Class A	62,353,764	7,126,079	7,322,076	25,517,415	650,753	22,488,781
Class B	(62,353,764)	(7,126,079)	(7,322,076)	(25,517,415)	(650,753)	(22,488,781)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	161,788	42,308	52,448	70,568	2,484	246,729
Class B	96,812	153,805	157,393	124,574	7,431	145,634
Class I	67,545	104,732	85,900	63,529	47	190,202

Value redeemed:
Class A	(1,184,476)	(121,944)	(194,661)	(766,299)	(35,286)	(832,373)
Class B	(4,607,464)	(494,486)	(693,281)	(1,301,626)	(2,023,693)	(2,324,676)
Class I	(470,857)	(498,218)	(240,003)	(361,253)	(1,500)	(852,882)

Net Increase (Decrease)	$(2,751,365)	$(19,647)	$181,461	$(421,227)	$(29,217)	$(1,082,990)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2005:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class B	269,583	66,283	86,243	141,521	354,892	97,353
Class I	100,706	101,881	178,533	99,195	100	31,320

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class B	7,436	36,790	41,961	21,842	7,933	11,336
Class I	3,979	17,382	14,733	7,846	—	4,971

Shares redeemed:
Class B	(708,824)	(210,622)	(188,970)	(285,495)	(396,148)	(170,155)
Class I	(105,903)	(187,981)	(169,012)	(76,975)	—	(41,139)

Net Decrease	(433,023)	(176,267)	(36,512)	(92,066)	(33,223)	(66,314)

Value of shares sold:
Class B	$3,437,710	$702,861	$857,242	$2,063,486	$354,892	$3,773,655
Class I	1,308,281	1,083,478	1,771,975	1,469,275	100	1,218,787

Value issued in reinvestment of dividends and/or capital gains distribution:
Class B	95,409	390,781	416,741	321,197	7,933	450,495
Class I	51,249	184,737	146,231	115,675	—	197,807

Value redeemed:
Class B	(9,139,876)	(2,235,030)	(1,875,952)	(4,149,116)	(396,148)	(6,628,752)
Class I	(1,356,316)	(2,004,329)	(1,679,621)	(1,133,722)	—	(1,613,243)

Net Decrease	$(5,603,543)	$(1,877,502)	$(363,384)	$(1,313,205)	$(33,223)	$(2,601,251)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the period ended January 31, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth.	$12,137,471	$17,933,245
High Grade Bond	—	404,123
Strategic Yield	591,750	16,475
Managed	3,211,499	5,288,585
Blue Chip	—	3,481,401

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at January 31, 2006, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation of Investments
		Appreciation	Depreciation
Value Growth	$77,395,244	$11,678,498	$8,030,520	$3,647,978
High Grade Bond	14,469,232	456,626	204,125	252,501
Strategic Yield .	12,500,252	529,665	163,904	365,761
Managed	39,882,381	7,270,311	1,873,010	5,397,301
Blue Chip	42,201,420	21,194,172	4,197,283	16,996,889

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond			Strategic Yield			Money Market
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 31, 2005	$—	$0.0356	$0.0452	$—	$0.0355	$0.0435	$—	$0.0013	$0.0020
September 30, 2005	—	0.0394	0.0483	—	0.0428	0.0512	—	0.0013	0.0019
October 31, 2005	—	0.0327	0.0418	—	0.0398	0.0484	—	0.0015	0.0021
November 30, 2005	—	0.0336	0.0424	—	0.0408	0.0494	—	0.0016	0.0023
December 30, 2005	0.0369	0.0376	0.0466	0.0436	0.0447	0.0534	0.0017	0.0019	0.0025
January 31, 2006	0.0376	0.0353	0.0448	0.0390	0.0354	0.0453	0.0023	0.0020	0.0028

Total Dividends per Share	$0.0745	$0.2142	$0.2691	$0.0826	$0.2390	$0.2912	$0.0040	$0.0096	$0.0136

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended January 31, 2006, for the following Portfolios:

Ordinary Income Dividends:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				Class A	Class B	Class I
Managed	10/28/05	10/28/05	10/31/05	$—	$0.0411	$0.0794
Value Growth	12/20/05	12/20/05	12/21/05	0.0489	0.0489	0.1534
Managed	12/28/05	12/28/05	12/29/05	0.0395	0.0394	0.0617
Blue Chip	12/28/05	12/28/05	12/29/05	0.3268	0.3266	0.7383

The tax character of dividends and distributions to shareholders during the six months ended January 31, 2006 and the year ended July 31, 2005 was the same as for financial reporting purposes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

Federal Income Taxes

For the period ended January 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of the following dividends as taxed at a maximum rate of 15%.

Portfolio	Maximum Amount
Value Growth—Class A	$206,871
Value Growth—Class B	54,770
Value Growth—Class I	68,046
High Grade Bond—Class A	148,661
High Grade Bond—Class B	79,100
High Grade Bond—Class I	104,694
Strategic Yield—Class A	178,907
Strategic Yield—Class B	75,104
Strategic Yield—Class I	105,682
Managed—Class A	154,705
Managed—Class B	46,351
Managed—Class I	64,051
Money Market—Class A.	6,486
Money Market—Class B.	19,199
Money Market—Class I	11,231
Blue Chip—Class A	255,509
Blue Chip—Class B	140,051
Blue Chip—Class I	190,202

Complete information will be computed and reported in conjunction with the completion and mailing of the Fund’s 2006 Form 1099-DIV to be sent to Fund shareholders.

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Period ended January 31, 2006 (Unaudited) and

Years ended July 31, 2005, 2004, 2003, 2002, 2001

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2006 (3)	$13.88	$0.03		$0.29	$0.32	$(0.05)	$—	$(0.05)
Class B:
2006	$13.79	$0.03		$0.38	$0.41	$(0.05)	$—	$(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
2003	8.99	0.03		1.17	1.20	(0.02)	—	(0.02)
2002	10.28	0.04		(1.26)	(1.22)	(0.07)	—	(0.07)
2001	8.53	0.08		1.75	1.83	(0.08)	—	(0.08)
Class I:
2006	$13.92	$0.07		$0.40	$0.47	$(0.15)	$—	$(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
2003	9.06	0.16		1.14	1.30	(0.10)	—	(0.10)
2002	10.35	0.13		(1.26)	(1.13)	(0.16)	—	(0.16)
2001	8.58	0.16		1.77	1.93	(0.16)	—	(0.16)
High Grade Bond Portfolio
Class A:
2006 (3)	$10.33	$0.07		$0.05	$0.12	$(0.07)	$—	$(0.07)
Class B:
2006	$10.52	$0.21		$(0.14)	$0.07	$(0.21)	$—	$(0.21)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
2003	10.49	0.39		(0.01)	0.38	(0.39)	(0.02)	(0.41)
2002	10.36	0.48		0.15	0.63	(0.48)	(0.02)	(0.50)
2001	9.69	0.58		0.67	1.25	(0.58)	—	(0.58)
Class I:
2006	$10.53	$0.27		$(0.14)	$0.13	$(0.27)	$—	$(0.27)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
2003	10.49	0.49	(2)	(0.01)	0.48	(0.49)	(0.02)	(0.51)
2002	10.37	0.57		0.14	0.71	(0.57)	(0.02)	(0.59)
2001	9.69	0.66		0.68	1.34	(0.66)	—	(0.66)

			Ratios/Supplemental Data
	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Value Growth Portfolio
Class A:
2006 (3)	$14.15	2.30%	$58,462	1.57%	1.56%	0.41%	17%
Class B:
2006	$14.15	2.97%	$15,061	1.62%	1.62%	0.32%	17%
2005	13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
2004	11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%
2003	10.17	13.37%	63,473	1.78%	1.78%	0.29%	11%
2002	8.99	(11.98)%	58,231	1.66%	1.65%	0.40%	20%
2001	10.28	21.49%	68,667	1.70%	1.69%	0.82%	43%
Class I:
2006	$14.24	3.42%	$7,813	0.72%	0.72%	1.23%	17%
2005	13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
2004	11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%
2003	10.26	14.48%	4,205	0.81%	0.81%	1.30%	11%
2002	9.06	(11.14)%	4,852	0.76%	0.75%	1.30%	20%
2001	10.35	22.55%	5,366	0.77%	0.76%	1.74%	43%
High Grade Bond Portfolio
Class A:
2006 (3)	$10.38	1.21%	$7,268	1.67%	1.66%	4.13%	4%
Class B:
2006	$10.38	0.71%	$3,548	1.73%	1.72%	4.05%	4%
2005	10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
2004	10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%
2003	10.46	3.58%	13,138	1.74%	1.74%	3.64%	23%
2002	10.49	6.29%	13,554	1.66%	1.66%	4.68%	21%
2001	10.36	13.32%	12,070	1.70%	1.68%	5.84%	9%
Class I:
2006	$10.39	1.24%	$4,028	0.70%	0.70%	5.08%	4%
2005	10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
2004	10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%
2003	10.46	4.58%	4,429	0.83%	0.77%	4.52%	23%
2002	10.49	7.06%	2,280	0.83%	0.82%	5.51%	21%
2001	10.37	14.35%	1,895	0.86%	0.84%	6.66%	9%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2006 (Unaudited) and

Years ended July 31, 2005, 2004, 2003, 2002, 2001

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Strategic Yield Portfolio
Class A:
2006 (3)	$9.66	$0.08		$0.01	$0.09	$(0.08)	$—	$(0.08)
Class B:
2006	$9.91	$0.24		$(0.24)	$—	$(0.24)	$—	$(0.24)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
2003	9.43	0.59	(2)	(0.13)	0.46	(0.59)	—	(0.59)
2002	9.55	0.60		(0.12)	0.48	(0.60)	—	(0.60)
2001	9.35	0.62		0.20	0.82	(0.62)	—	(0.62)
Class I:
2006	$9.91	$0.29		$(0.24)	$0.05	$(0.29)	$—	$(0.29)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)
2003	9.43	0.69		(0.14)	0.55	(0.69)	—	(0.69)
2002	9.55	0.68		(0.12)	0.56	(0.68)	—	(0.68)
2001	9.34	0.70		0.21	0.91	(0.70)	—	(0.70)
Managed Portfolio
Class A:
2006 (3)	$15.26	$0.05		$0.31	$0.36	$(0.04)	$—	$(0.04)
Class B:
2006	$15.27	$0.10		$0.28	$0.38	$(0.08)	$—	$(0.08)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
2003	11.26	0.18		1.24	1.42	(0.18)	—	(0.18)
2002	12.46	0.22		(1.20)	(0.98)	(0.22)	—	(0.22)
2001	10.06	0.30		2.40	2.70	(0.30)	—	(0.30)
Class I:
2006	$15.32	$0.16		$0.29	$0.45	$(0.14)	$—	$(0.14)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)
2003	11.29	0.31	(2)	1.24	1.55	(0.31)	—	(0.31)
2002	12.49	0.34		(1.20)	(0.86)	(0.34)	—	(0.34)
2001	10.08	0.40		2.41	2.81	(0.40)	—	(0.40)

			Ratios/Supplemental Data
	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Strategic Yield Portfolio
Class A:
2006 (3)	$9.67	0.96%	$6,827	1.90%	1.90%	5.17%	0%
Class B:
2006	$9.67	0.00%	$2,478	1.99%	1.99%	5.07%	0%
2005	9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
2004	9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%
2003	9.30	5.05%	10,530	2.00%	2.00%	6.33%	44%
2002	9.43	5.13%	10,552	1.93%	1.93%	6.27%	33%
2001	9.55	9.03%	10,288	1.96%	1.94%	6.55%	20%
Class I:
2006	$9.67	0.53%	$3,732	0.89%	0.88%	6.18%	0%
2005	9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
2004	9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%
2003	9.29	5.99%	2,736	0.99%	0.98%	7.29%	44%
2002	9.43	6.11%	2,130	0.98%	0.97%	7.22%	33%
2001	9.55	10.14%	1,852	1.04%	1.02%	7.47%	20%
Managed Portfolio
Class A:
2006 (3)	$15.58	2.36%	$29,213	1.75%	1.74%	1.21%	12%
Class B:
2006	$15.57	2.51%	$9,061	1.80%	1.80%	1.14%	12%
2005	15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
2004	13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%
2003	12.50	12.74%	34,540	1.96%	1.95%	1.55%	22%
2002	11.26	(7.91)%	31,813	1.85%	1.84%	1.80%	20%
2001	12.46	27.00%	35,847	1.89%	1.88%	2.54%	50%
Class I:
2006	$15.63	2.98%	$7,192	0.83%	0.83%	2.13%	12%
2005	15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
2004	13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%
2003	12.53	13.96%	4,664	0.95%	0.92%	2.57%	22%
2002	11.29	(7.01)%	3,482	0.89%	0.88%	2.76%	20%
2001	12.49	28.13%	3,544	0.94%	0.93%	3.46%	50%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Period ended January 31, 2006 (Unaudited) and

Years ended July 31, 2005, 2004, 2003, 2002, 2001

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Money Market Portfolio
Class A:
2006 (3)	$1.00	$—		$—	$—	$—	$—	$—
Class B:
2006	$1.00	$0.01		$—	$0.01	$(0.01)	$—	$(0.01)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	—	(2)	—	—	—	—	—
2003	1.00	—	(2)	—	—	—	—	—
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2001	1.00	0.04		—	0.04	(0.04)	—	(0.04)
Class I:
2006	$1.00	$0.01		$—	$0.01	$(0.01)	$—	$(0.01)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2003	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2001	1.00	0.05		—	0.05	(0.05)	—	(0.05)
Blue Chip Portfolio
Class A:
2006 (3)	$40.63	$0.18		$(0.10)	$0.08	$(0.33)	$—	$(0.33)
Class B:
2006	$39.88	$0.17		$0.64	$0.81	$(0.33)	$—	$(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
2003	32.16	0.14		2.23	2.37	(0.09)	—	(0.09)
2002	41.06	0.08		(8.94)	(8.86)	(0.04)	—	(0.04)
2001	47.32	0.02		(5.37)	(5.35)	(0.01)	(0.90)	(0.91)
Class I:
2006	$40.17	$0.38		$0.64	$1.02	$(0.74)	$—	$(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)
2003	32.45	0.56	(2)	2.15	2.71	(0.51)	—	(0.51)
2002	41.42	0.43		(8.97)	(8.54)	(0.43)	—	(0.43)
2001	47.70	0.42		(5.37)	(4.95)	(0.43)	(0.90)	(1.33)

			Ratios/Supplemental Data
	Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Money Market Portfolio
Class A:
2006 (3)	$1.00	0.39%	$618	1.84%	1.83%	1.96%	0%
Class B:
2006	$1.00	0.97%	$392	1.86%	1.86%	1.87%	0%
2005	1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
2004	1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%
2003	1.00	0.22%	2,978	1.82%	1.14%	0.22%	0%
2002	1.00	0.69%	3,135	1.75%	1.48%	0.71%	0%
2001	1.00	3.82%	3,614	1.74%	1.73%	3.82%	0%
Class I:
2006	$1.00	1.37%	$2,414	1.08%	1.08%	2.88%	0%
2005	1.00	1.37%	500	1.06%	0.92%	1.36%	0%
2004	1.00	0.46%	500	0.99%	0.51%	0.51%	0%
2003	1.00	0.79%	1,794	0.84%	0.56%	0.79%	0%
2002	1.00	1.42%	1,175	0.90%	0.74%	1.39%	0%
2001	1.00	4.61%	983	0.97%	0.95%	4.47%	0%
Blue Chip Portfolio
Class A:
2006 (3)	$40.38	0.20%	$31,482	1.41%	1.41%	0.90%	0%
Class B:
2006	$40.36	2.03%	$17,527	1.49%	1.48%	0.76%	0%
2005	39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
2004	37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%
2003	34.44	7.42%	44,919	1.64%	1.64%	0.44%	20%
2002	32.16	(21.59)%	41,510	1.49%	1.49%	0.21%	0%
2001	41.06	(11.45)%	52,670	1.49%	1.48%	0.05%	0%
Class I:
2006	$40.45	2.55%	$10,466	0.46%	0.46%	1.83%	0%
2005	40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
2004	37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%
2003	34.65	8.56%	9,417	0.65%	0.56%	1.50%	20%
2002	32.45	(20.80)%	5,026	0.49%	0.49%	1.21%	0%
2001	41.42	(10.56)%	5,640	0.52%	0.51%	1.01%	0%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. CDSCs or front-end sales charges are not reflected in the calculation of total investment return.

(2) Without voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
High Grade Bond Portfolio
Class I	2003	$0.48	$1,935
Strategic Yield Portfolio
Class B	2003	$0.59	$291
Managed Portfolio
Class I	2003	$0.31	$1,275
Money Market Portfolio
Class B	2005	$—	$8,339
	2004	—	27,788
	2003	—	20,717
	2002	—	8,374
Class I	2005	$0.01	$668
	2004	0.01	4,537
	2003	0.01	4,854
	2002	0.01	1,603
Blue Chip Portfolio
Class I	2003	$0.54	$6,140

(3) Class A financial highlights are for the period December 1, 2005 to January 31, 2006.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 17, 2005 the Board of Directors, including a majority of the directors who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent directors”), approved for continuance the Investment Advisory and Management Services Agreement dated November 11, 1987 between the Blue Chip Portfolio and EquiTrust Investment Management Services, Inc. (“Adviser”), and the Agreement as amended and restated June 25, 2003 and July 3, 2003 between all Portfolios except the Blue Chip Portfolio and the Adviser (collectively the “Agreement”).

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Portfolios knowing that the Adviser managed the Portfolios and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time as compared to relevant market indices and a peer group of funds pursuing broadly similar strategies. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio’s Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good versus relevant market indices, and was in line with the other mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. For each Portfolio, the Board compared the amounts paid to the Adviser for advisory services and each Portfolio’s expense ratio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser. This information showed that the advisory fee of each Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of the Class B Shares of the High Grade Bond and Blue Chip Portfolios and the Institutional Class Shares of the High Grade Bond, Managed, Value Growth and Blue Chip Portfolios were below average compared to similar mutual funds, and that the expense ratios of the Class B Shares of the Money Market, Managed, Strategic Yield and Value Growth Portfolios and the Institutional Class Shares of the Money Market and Strategic Yield Portfolios were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low average shareholder account size and the large number of shareholder accounts. In addition, the Board considered amounts paid to the Adviser by funds which serve as investment options for variable insurance products and by the EquiTrust Money Market Fund. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and requested and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board reviewed each Portfolio’s net assets and expense ratios over a ten-year period. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered that the Adviser does not engage in soft dollar arrangements in connection with brokerage transactions for the Portfolios. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

INFORMATION ON PROXY VOTING

EquiTrust Series Fund, Inc. (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2005 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedules of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Name:	Dennis M. Marker
Title:	Chief Executive Officer
Date:	3/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name:	Dennis M. Marker
Title:	Chief Executive Officer
Date:	3/28/2006

By:	/s/ James W. Noyce
Name:	James W. Noyce
Title:	Chief Financial Officer
Date:	3/29/2006